Bank Debt	12 Months Ended
Dec. 31, 2017
Notes To Consolidated Financial Statements
Debt Disclosure

6. Bank Debt

Bank debt is comprised of the following secured borrowings:
			December 31,
Borrower	Commencement	Maturity	2016	2017

Maxpente,Maxeikositessera,Maxenteka	December 2015	September 2017	$5,260	$-
Maxpente,Maxeikositessera,Maxenteka	December 2015	September 2017	69,632	-
Maxeikositria	September 2015	September 2017	22,178	-
Maxeikosi	September 2015	September 2017	22,178	-
Maxtessera	July 2014	June 2021	28,000	28,000
Maxeikosiexi	September 2015	September 2021	6,063	6,063
Marathassa	September 2015	September 2021	6,545	6,545
Marinouki	September 2015	September 2021	9,904	9,904
Kerasies	September 2015	September 2021	6,918	6,918
Soffive	September 2015	September 2021	10,757	10,757
Eptaprohi	September 2015	September 2021	50,518	50,518
Shikokuokto	June 2015	June 2022	15,018	15,018
Petra	June 2015	June 2022	18,254	18,024
Pemer	June 2015	June 2022	18,254	18,024
Glovertwo	February 2016	August 2022	12,833	12,833
Maxdekatria	February 2016	August 2022	9,167	9,167
Shikokutessera	February 2016	August 2022	14,667	14,667
Maxeikositria	September 2017	August 2022	-	12,968
Maxeikosi	September 2017	August 2022	-	12,968
Maxpente	September 2017	August 2022	-	20,000
Maxeikositessera	September 2017	August 2022	-	13,650
Maxenteka	September 2017	August 2022	-	15,925
Safe Bulkers	November 2014	September 2022	145,527	160,527
Maxdeka	August 2011	December 2022	20,452	17,044
Shikoku	October 2011	August 2023	26,133	22,400
Shikokuepta	February 2016	February 2024	23,683	22,050
Maxeikosiena	September 2015	September 2025	22,178	21,271
Youngone	September 2015	September 2025	23,546	22,733
Youngtwo	January 2017	January 2027	-	23,817
Total			$587,665	$571,791

Current portion of Long-term debt			$13,264	$26,583
Long-term debt			574,401	545,208
Total debt			$587,665	$571,791

Current portion of deferred financing costs			$1,087	$995
Deferred financing costs non-current			4,620	3,392
Total deferred financing costs			$5,707	$4,387

Total debt			587,665	571,791
Less: Total deferred financing costs			5,707	4,387
Total debt, net of deferred financing costs			$581,958	$567,404
Less: Current portion of long-term debt, net of current portion of deferred financing costs			12,177	25,588
Long-term debt, net of deferred financing costs, non-current			$569,781	$541,816

Each of Maxeikosi, Maxeikosiena, Maxeikositria, Youngone and Youngtwo had entered into a sale and leaseback agreement with third party companies, subsidiaries of a financial institution, in September 2015, regarding the respective vessel owned by the relevant Subsidiary. Under these agreements, each vessel was sold and leased back for a period of 10 years, on a net daily bareboat charter rate of $6.50, with a purchase obligation at the end of the 10th year. Furthermore, each Subsidiary holds an option to purchase back the respective vessel after the second year of the bareboat charter, at annual intervals and predetermined purchase prices. In view of the obligation of the Subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction. During the year ended December 31, 2017, the Company exercised the option to purchase back the relevant vessels owned by Maxeikosi and Maxeikositria, and these subsidiaries subsequently entered into loan facilities with commercial banks. The sale and leaseback agreement for Youngtwo was consummated during the year ended December 31, 2017 upon delivery of the relevant vessel from the shipyard.

During the year ended December 31, 2017, Maxpente, Maxeikositessera and Maxenteka entered into an agreement with the lender for the full and final settlement of the then outstanding principal amount of the respective facilities at an amount lower than the loan outstandings at the time. This resulted in a gain from debt extinguishment of $8,189, which includes 50% of unpaid accrued interest until the date of the agreement and the write off of the unamortized portion of the respective financing costs, and is presented in the accompanying consolidated statement of operations under the caption “Other finance (cost)/income”. On September 26, 2017, Maxpente, Maxeikositessera and Maxenteka, as joint several borrowers, entered into a loan facility of up to $50,000 with a commercial bank under which $49,575 was drawn on September 27, 2017 to refinance the facilities settled in full.

The above loans and credit facilities bear interest at LIBOR plus a margin, except for each of Maxeikosiena, Youngone and Youngtwo and for a portion of each of the Maxdeka and Shikoku loan facilities. Maxdeka and Shikoku had entered into loan facilities with government owned export credit institutions, each bearing interest at the Commercial Interest Reference Rate (“CIRR”) published by the Organization for Economic Co-operation and Development, as applicable on the date of the signing of the relevant loan agreements. Each of the Maxeikosiena, Youngone and Youngtwo loan facilities are deemed to incur interest at a fixed rate calculated so that the initial facility amount be amortised to maturity down to the purchase obligation price of each vessel. The above loans and credit facilities are generally repayable by quarterly principal installments and a balloon payment due on maturity, with the exception of the Maxdeka and Shikoku loan facilities which are repaid by semi-annual principal instalments without a balloon payment due on maturity and the Maxeikosiena, Youngone and Youngtwo loan facilities, that are payable by principal installments every 45 days out of a portion of the bareboat hire payment and a balloon payment due on maturity equal to the purchase obligation. The fair value of debt outstanding on December 31, 2017 amounted to $571,908 when valuing the respective portions of the Maxdeka and Shikoku loan facilities on the basis of the relevant CIRR and of the Maxeikosiena, Youngone and Youngtwo loan facilities on the basis of the deemed equivalent fixed rate, as applicable on December 31, 2017, which are considered to be Level 2 items in accordance with the fair value hierarchy.

As of December 31, 2017, there was no amount available for drawdown under the above loan agreements and reducing revolving credit facilities. The estimated minimum annual principal payments required to be made after December 31, 2017, based on the loan and credit facility agreements as amended, are as follows:

To December 31,
2018	.	$26,583
2019	.	62,079
2020	.	67,916
2021	.	131,617
2022	.	213,432
2023	and thereafter	70,164
Total	..	$571,791

Total interest incurred on long-term debt for the years ended December 31, 2015, 2016 and 2017 amounted to $12,286, $20,397 and $23,266, respectively, which includes interest capitalized of $636, $821 and $42 for the years ended December 31, 2015, 2016 and 2017, respectively. The average interest rate (including the margin) for all bank loan and credit facilities during the years 2015, 2016 and 2017 was 2.184% p.a., 3.290% p.a. and 3.838% p.a., respectively.

The foregoing loan and credit facilities are secured as follows:

  First priority mortgages over the vessels owned by the respective borrowers;
  For the Safe Bulkers credit facility, first priority mortgages over the vessels Andreas K, Maria, Xenia, Vassos, Pedhoulas Leader, Pedhoulas Commander, Martine, Eleni, Kypros Bravery, Kypros Loyalty and Troodos Air;
  First priority assignment of all insurances and earnings of the mortgaged vessels; and
  Corporate guarantee from Safe Bulkers (except for the Safe Bulkers credit facility where Safe Bulkers is the borrower).

Loan and credit facility agreements contain debt covenants including restrictions as to changes in management and ownership of the vessels, entering into certain long-term charters, additional indebtedness and mortgaging of vessels without the respective lender's prior consent, minimum vessel insurance cover ratio requirements, as well as minimum fair vessel value ratio to outstanding loan principal requirements (the “Minimum Value Covenant”). The Minimum Value Covenant must not fall below 100% or 120%, as the case may be, until December 31, 2018 and 120% applicable as of January 1, 2019 onwards for credit facilities outstanding with commercial financing institutions and 120% for credit facilities outstanding with governmental owned export credit institutions. The borrowers are permitted to pay dividends to their owners as long as no event of default under the respective loan has occurred or has not been remedied or would occur as a result of the payment of such dividends.

Certain of the loan and credit facility agreements require the respective borrowers to maintain at all times a minimum balance in each vessel operating account, from $250 to $1,000, as the case may be, until December 31, 2017 and $150 to $1,000 applicable as of January 1, 2018 onwards.

The corporate guarantees of the Company include the following financial covenants:

  its total consolidated liabilities divided by its total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets), must not exceed 90% on December 31, 2017, 85% applicable as of January 1, 2018 onwards, for credit facilities outstanding with commercial financing institutions and 80% for credit facilities outstanding with government owned export credit institutions (the “Consolidated Leverage Covenant”);
  its total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets) less its total consolidated liabilities must not be less than $150,000 for credit facilities outstanding with government owned export credit institutions and for credit facilities outstanding with commercial financing institutions (the “Net Worth Covenant”);
  the ratio of its EBITDA over consolidated interest expense must not be less than 2.0:1, on a trailing 12 months' basis, applicable as of January 1, 2018, onwards for credit facilities, outstanding with commercial financing institutions (the “EBITDA Covenant”);
  the ratio of its aggregate debt to EBITDA must not exceed 5.5:1 on a trailing 12 months' basis, applicable as of June 30, 2019, (our next testing date) onwards for credit facilities outstanding with government owned export credit institutions;
  its consolidated debt must not exceed $605,000 on December 31, 2017, $600,000 on June 30, 2018 and $580,000 on December 31, 2018 for credit facilities outstanding with government owned export credit institutions;
  payment of dividends is subject to no event of default having occurred and be continuing or would occur as a result of the payment of such dividends; and
  a minimum of 35% of its shares shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities.

The Consolidated Leverage Covenant, EBITDA Covenant and Net Worth Covenant do not apply to the loan facility with our subsidiary Shikokuepta Shipping Inc., and the EBITDA Covenant does not apply to financing agreements entered into by our subsidiaries Maxeikosiena Shipping Corporation, Youngone Shipping Inc. and Youngtwo Shipping Inc.

As of December 31, 2017, the Company was in compliance with all debt covenants with respect to its loans and credit facilities.